Basis of preparation - Narrative (Details) € in Millions, £ in Millions	6 Months Ended
	Dec. 31, 2021 € / £ $ / £	Dec. 31, 2020 EUR (€) $ / £ € / £	Dec. 31, 2020 GBP (£) $ / £ € / £
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / £	1.17	1.11
Exchange rates used to translate assets and liabilities | € / £	1.19	1.11	1.11
Euro | European Debt Issuance Programme
Disclosure of foreign exchange rates [Line Items]
Notional amount bonds | €		€ 700
Pound Sterling | European Debt Issuance Programme
Disclosure of foreign exchange rates [Line Items]
Notional amount bonds | £			£ 400
US Dollar
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | $ / £	1.36	1.31
Exchange rates used to translate assets and liabilities | $ / £	1.35	1.36	1.36